Other current assets	12 Months Ended
Dec. 31, 2020
Other current assets [abstract]
Other current assets
17. Other current assets
(USD millions)	2020	2019

VAT receivable	544	508

Withholding tax recoverable	73	108

Prepaid expenses	943	898

Receivables from associated companies		1

Other receivables and current assets	963	1 165

Total other current assets	2 523	2 680